Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2022	2023
	RMB	RMB
Deposits payable to service providers and others	55,198	52,546
Accrued service expenses	46,638	45,270
Advance payment from platform user	71,514	91,839
Payables to service providers	20,290	17,528
Payables to suppliers of inventories	13,202	10,566
Product warranty	2,704	3,339
Accrued litigation liabilities (see Note 21)	3,611	2,157
Others	11,432	10,668
Total	224,589	233,913

Schedule of standard product warranty activities

Warranty
RMB
Balance as of December 31, 2021	2,529
Provided during the period	3,288
Utilized during the period	(3,113)
Balance as of December 31, 2022	2,704
Provided during the period	3,687
Utilized during the period	(3,052)
Balance as of December 31, 2023	3,339